Share Capital - Schedule of Share Capital (Details) - MYR (RM)	Dec. 31, 2025	Jun. 30, 2025
Issued and fully paid ordinary shares
Number of shares	1,765,256	1,765,256
Amount	RM 23,308,795	RM 23,308,795